Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 54,802	$ 64,593
Prepaid expenses	41,020	36,004
Promotion items and related advances	21,963	17,962
Others	1,197	1,436
Prepaid expense and other assets, total	$ 118,982	$ 119,995